Average Annual Total Returns{- Fidelity Freedom Blend 2055 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2055 Fund	Fidelity Advisor Freedom Blend 2055 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	10.78%	9.29%	[1]	9.52%	7.99%	[1]	7.07%	6.91%	[1]	12.96%	10.07%	[1]	15.59%	11.26%	[1]	17.81%	12.36%	[1]	17.91%	12.50%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018